Earnings (Loss) per Ordinary Share - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	414,407,622	411,412,947	409,265,471
Fully vested options and currently exercisable (in shares)	3,942,155	5,709,208	6,174,606
Weighted average number of shares (in shares)	418,349,777	417,122,155	415,440,077
Dilutive potential of share options (in shares)	0	257,250	0
Fully diluted number of ordinary shares (in shares)	418,349,777	417,379,405	415,440,077
Number of share options that could potentially dilute basic earnings in future but not included as effect was anti-dilutive (in shares)	517,186	0	576,426